Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
18. Employee Benefit Plans
Pension and Other Postretirement Benefit Plans
Certain subsidiaries of MetLife, Inc. sponsor and/or administer various U.S. qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. U.S. pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The U.S. nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. The non-U.S. pension plans generally provide benefits based upon either years of credited service and earnings preceding-retirement or points earned on job grades and other factors in years of service.
These subsidiaries also provide certain postemployment benefits and certain postretirement medical and life insurance benefits for U.S. retired employees. Employees of these subsidiaries who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for one of the subsidiaries may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.
The benefit obligations, funded status and net periodic benefit costs related to these pension and other postretirement benefits were comprised of the following:

	December 31, 2016						December 31, 2015
	Pension Benefits			Other Postretirement Benefits			Pension Benefits			Other Postretirement Benefits
	U.S. Plans	Non- U.S. Plans	Total	U.S. Plans	Non- U.S. Plans	Total	U.S. Plans	Non- U.S. Plans	Total	U.S. Plans	Non- U.S. Plans	Total
	(In millions)
Benefit obligations	$9,859	$882	$10,741	$1,734	$25	$1,759	$9,546	$747	$10,293	$1,863	$29	$1,892
Estimated fair value of plan assets	8,721	288	9,009	1,379	7	1,386	8,342	261	8,603	1,373	9	1,382
Over (under) funded status	$(1,138)	$(594)	$(1,732)	$(355)	$(18)	$(373)	$(1,204)	$(486)	$(1,690)	$(490)	$(20)	$(510)
Net periodic benefit costs	$278	$81	$359	$37	$2	$39	$269	$73	$342	$60	$6	$66

Obligations and Funded Status

	December 31,
	2016		2015
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$10,293	$1,892	$10,778	$2,116
Service costs	272	9	275	17
Interest costs	423	82	414	89
Plan participants’ contributions	—	30	—	28
Net actuarial (gains) losses	362	(115)	(617)	(238)
Acquisition, divestitures, settlements and curtailments	(37)	18	(4)	(1)
Change in benefits	(11)	(43)	—	(10)
Benefits paid	(582)	(111)	(521)	(104)
Effect of foreign currency translation	21	(3)	(32)	(5)
Benefit obligations at December 31,	10,741	1,759	10,293	1,892
Change in plan assets:
Estimated fair value of plan assets at January 1,	8,603	1,382	8,848	1,436
Actual return on plan assets	618	75	(122)	4
Acquisition, divestitures and settlements	(7)	(1)	(3)	(4)
Plan participants’ contributions	—	30	—	28
Employer contributions	374	13	416	23
Benefits paid	(582)	(111)	(521)	(104)
Effect of foreign currency translation	3	(2)	(15)	(1)
Estimated fair value of plan assets at December 31,	9,009	1,386	8,603	1,382
Over (under) funded status at December 31,	$(1,732)	$(373)	$(1,690)	$(510)
Amounts recognized on the consolidated balance sheets:
Other assets	$3	$1	$5	$1
Other liabilities	(1,735)	(374)	(1,695)	(511)
Net amount recognized	$(1,732)	$(373)	$(1,690)	$(510)
AOCI:
Net actuarial (gains) losses	$2,993	$89	$2,945	$222
Prior service costs (credit)	(11)	(49)	—	(14)
AOCI, before income tax	$2,982	$40	$2,945	$208
Accumulated benefit obligation	$10,340	N/A	$9,870	N/A
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(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.0 billion at December 31, 2016 and 2015, respectively.
Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations (“ABO”) in excess of plan assets was as follows at:

	December 31,
	2016	2015	2016	2015
	PBO Exceeds Estimated Fair Value of Plan Assets		ABO Exceeds Estimated Fair Value of Plan Assets
	(In millions)
Projected benefit obligations	$10,670	$10,224	$1,894	$2,263
Accumulated benefit obligations	$10,318	$9,839	$1,785	$2,127
Estimated fair value of plan assets	$8,979	$8,567	$228	$692

Net Periodic Benefit Costs
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2016		2015		2014
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
	(In millions)
Net periodic benefit costs:
Service costs	$272	$9	$275	$17	$258	$15
Interest costs	423	82	414	89	447	93
Settlement and curtailment costs (1)	2	19	(1)	3	5	2
Expected return on plan assets	(527)	(75)	(534)	(80)	(474)	(76)
Amortization of net actuarial (gains) losses	189	10	189	42	168	11
Amortization of prior service costs (credit)	—	(6)	(1)	(5)	—	(4)
Total net periodic benefit costs (credit)	359	39	342	66	404	41
Other changes in plan assets and benefit obligations recognized in OCI:
Net actuarial (gains) losses	238	(124)	43	(161)	960	223
Prior service costs (credit)	(11)	(41)	—	(7)	(20)	(13)
Amortization of net actuarial (gains) losses	(189)	(10)	(189)	(42)	(168)	(11)
Amortization of prior service (costs) credit	—	6	1	5	—	4
Discontinued operations	(1)	1	(2)	(2)	(2)	(3)
Total recognized in OCI	37	(168)	(147)	(207)	770	200
Total recognized in net periodic benefit costs and OCI	$396	$(129)	$195	$(141)	$1,174	$241
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(1)	The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S Retail Advisor Force Divestiture. See Note 3.
The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $176 million and ($1) million, and $0 and ($22) million, respectively.
Assumptions
Assumptions used in determining benefit obligations for the U.S. plans were as follows:

	Pension Benefits			Other Postretirement Benefits
December 31, 2016
Weighted average discount rate	4.30%			4.45%
Rate of compensation increase	2.25%	-	8.50%	N/A
December 31, 2015
Weighted average discount rate	4.50%			4.60%
Rate of compensation increase	2.25%	-	8.50%	N/A
Assumptions used in determining net periodic benefit costs for the U.S. Plans were as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31, 2016
Weighted average discount rate	4.13%			4.37%
Weighted average expected rate of return on plan assets	6.00%			5.53%
Rate of compensation increase	2.25%	-	8.50%	N/A
Year Ended December 31, 2015
Weighted average discount rate	4.10%			4.10%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	2.25%	-	8.50%	N/A
Year Ended December 31, 2014
Weighted average discount rate	5.15%			5.15%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	3.50%	-	7.50%	N/A

The weighted average discount rate for the U.S. plans is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.
The weighted average expected rate of return on plan assets for the U.S. plans is based on anticipated performance of the various asset sectors in which the plans invest, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.
The weighted average expected rate of return on plan assets for use in that plan’s valuation in 2017 is currently anticipated to be 6.00% for U.S. pension benefits and 5.35% for U.S. other postretirement benefits.
The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

	December 31,
	2016		2015
	Before Age 65	Age 65 and older	Before Age 65	Age 65 and older
Following year	6.8%	13.0%	6.3%	10.3%
Ultimate rate to which cost increase is assumed to decline	4.0%	4.3%	4.2%	4.6%
Year in which the ultimate trend rate is reached	2077	2092	2086	2091

Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects on the U.S. Plans as of December 31, 2016:

	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$12	$(10)
Effect of accumulated postretirement benefit obligations	$215	$(177)
Plan Assets
Certain U.S. subsidiaries provide employees with benefits under various Employee Retirement Income Security Act of 1974 (“ERISA”) benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of these U.S. subsidiaries’ qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company’s insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.
The insurance contract provider engages investment management firms (“Managers”) to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the “Invested Plans”) are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.
The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan’s funded status; (ii) minimizing the volatility of the Invested Plan’s funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan’s investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan’s assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.
Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.
The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2016 for the Invested Plans:

	December 31,
	2016				2015
	U.S. Pension Benefits		U.S. Other Postretirement Benefits (2)		U.S. Pension Benefits	U.S. Other Postretirement Benefits (2)
	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class (1)
Fixed maturity securities	82%	81%	76%	76%	75%	75%
Equity securities (3)	10%	11%	24%	24%	15%	25%
Alternative securities (4)	8%	8%	—%	—%	10%	—%
Total assets		100%		100%	100%	100%
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(1)	Certain prior year amounts have been reclassified from alternative securities into fixed maturity securities to conform to the current year presentation.

(2)	U.S. other postretirement benefits do not reflect postretirement life’s plan assets invested in fixed maturity securities.

(3)	Equity securities percentage includes derivative assets.

(4)	Alternative securities primarily include hedges, private equity and real estate funds.
Estimated Fair Value
The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.
The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2016
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$3,499	$—	$3,499	$20	$306	$—	$326
U.S. government bonds	1,656	4	—	1,660	210	1	—	211
Foreign bonds	—	862	—	862	—	79	—	79
Federal agencies	—	196	—	196	—	27	—	27
Municipals	—	313	—	313	—	23	—	23
Short-term investments	118	217	—	335	13	416	—	429
Other (2)	—	362	9	371	—	55	—	55
Total fixed maturity securities	1,774	5,453	9	7,236	243	907	—	1,150
Equity securities:
Common stock - domestic	474	—	—	474	113	—	—	113
Common stock - foreign	380	69	—	449	122	—	—	122
Total equity securities	854	69	—	923	235	—	—	235
Other investments	30	105	637	772	—	—	—	—
Derivative assets	16	(3)	65	78	1	—	—	1
Total assets	$2,674	$5,624	$711	$9,009	$479	$907	$—	$1,386

	December 31, 2015
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,931	$77	$3,008	$18	$281	$1	$300
U.S. government bonds	962	487	—	1,449	193	12	—	205
Foreign bonds	—	752	17	769	—	69	—	69
Federal agencies	—	222	—	222	—	34	—	34
Municipals	—	298	—	298	—	56	—	56
Short-term investments (1)	10	307	—	317	1	431	—	432
Other (1), (2)	9	398	7	414	—	47	—	47
Total fixed maturity securities	981	5,395	101	6,477	212	930	1	1,143
Equity securities:
Common stock - domestic	733	24	—	757	126	—	—	126
Common stock - foreign	364	61	—	425	111	—	—	111
Total equity securities	1,097	85	—	1,182	237	—	—	237
Other investments	32	85	723	840	—	—	—	—
Derivative assets	25	3	76	104	2	—	—	2
Total assets	$2,135	$5,568	$900	$8,603	$451	$930	$1	$1,382
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(1)	The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

(2)	Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.
A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities:
	Corporate	Foreign Bonds	Other (1)	Other Investments	Derivative Assets
	(In millions)
Balance, January 1, 2015	$79	$17	$8	$745	$73
Realized gains (losses)	1	—	—	—	(11)
Unrealized gains (losses)	(5)	(1)	2	55	(9)
Purchases, sales, issuances and settlements, net	8	2	(1)	(77)	23
Transfers into and/or out of Level 3	(6)	(1)	(2)	—	—
Balance, December 31, 2015	$77	$17	$7	$723	$76
Realized gains (losses)	2	—	—	—	3
Unrealized gains (losses)	3	(3)	—	33	(18)
Purchases, sales, issuances and settlements, net	(20)	(3)	—	(119)	6
Transfers into and/or out of Level 3	(62)	(11)	2	—	(2)
Balance, December 31, 2016	$—	$—	$9	$637	$65
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(1)	Other includes ABS and collateralized mortgage obligations.
Other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant for the years ended December 31, 2016 and 2015.
Expected Future Contributions and Benefit Payments
It is the subsidiaries’ practice to make contributions to the U.S. qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2017. The subsidiaries expect to make discretionary contributions to the qualified pension plan of $225 million in 2017. For information on employer contributions, see “— Obligations and Funded Status.”
Benefit payments due under the U.S. nonqualified pension plans are primarily funded from the subsidiaries’ general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The U.S. subsidiaries expect to make contributions of $70 million to fund the benefit payments in 2017.
Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the subsidiaries; or (iii) both. Current regulations do not require funding for these benefits. The subsidiaries use their general assets, net of participant’s contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the subsidiaries may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The U.S. subsidiaries expect to make contributions of $50 million towards benefit obligations in 2017 to pay postretirement medical claims.
Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

	Pension Benefits	Other Postretirement Benefits
	(In millions)
2017	$573	$85
2018	$589	$87
2019	$606	$92
2020	$627	$95
2021	$642	$96
2022-2026	$3,498	$500

Additional Information
As previously discussed, most of the assets of the U.S. pension benefit plans are held in a group annuity contract issued by the subsidiaries while some of the assets of the U.S. postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the subsidiaries to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $58 million, $55 million and $50 million for the years ended December 31, 2016, 2015 and 2014, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $660 million, ($125) million and $1.2 billion for the years ended December 31, 2016, 2015 and 2014, respectively. The terms of these contracts are consistent in all material respects with those the subsidiaries offer to unaffiliated parties that are similarly situated.
Defined Contribution Plans
Certain subsidiaries sponsor defined contribution plans under which a portion of employee contributions are matched. These subsidiaries contributed $81 million, $80 million and $77 million for the years ended December 31, 2016, 2015 and 2014, respectively.